Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits
Schedule of group's employee welfare benefits

The following table presents the Group’s employee welfare benefits for the years ended December 31, 2010, 2011 and 2012 (in millions):

	For the year ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Contributions to medical and pension schemes	109.8	137.2	160.9
Other employee benefits	44.6	68.9	95.6
	154.4	206.1	256.5